Oct. 01, 2015
PROSHARES TRUST

ProShares UltraShort 3-7 Year Treasury; ProShares Ultra 7-10 Year Treasury; ProShares Short 7-10 Year Treasury; ProShares UltraShort 7-10 Year Treasury; ProShares Ultra 20+ Year Treasury; ProShares Short 20+ Year Treasury; ProShares UltraShort 20+ Year Treasury; ProShares UltraPro Short 20+ Year Treasury; ProShares UltraShort TIPS

Supplement dated September 7, 2016

to each Fund’s Summary Prospectus and Statutory Prospectus dated

October 1, 2015, as supplemented or amended

Effective immediately, the name of each Fund’s underlying index is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
ProShares UltraShort 3-7 Year Treasury	Barclays U.S. 3-7 Year Treasury Bond Index	Bloomberg Barclays U.S. 3-7 Year Treasury Bond Index
ProShares Ultra 7-10 Year Treasury ProShares Short 7-10 Year Treasury ProShares UltraShort 7-10 Year Treasury	Barclays 7-10 Year Treasury Bond Index	Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index
ProShares Ultra 20+ Year Treasury ProShares Short 20+ Year Treasury ProShares UltraShort 20+ Year Treasury ProShares UltraPro Short 20+ Year Treasury	Barclays 20+ Year Treasury Bond Index	Bloomberg Barclays U.S. 20+ Year Treasury Bond Index
ProShares UltraShort TIPS	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
There is no change to each Fund’s name or investment policy.